Shareholder Report, Holdings (Details)	Feb. 28, 2026
C000264331 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264331 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000264331 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000264331 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000264331 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000264331 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000264331 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264331 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000264331 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264331 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264331 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264331 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000264331 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264331 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264331 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264331 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000264331 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264331 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264331 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264331 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264331 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264331 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264331 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264331 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264331 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264331 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000264331 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264331 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264331 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264331 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264331 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264331 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264331 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264331 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264331 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C000264331 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264331 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264331 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264331 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264331 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264331 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264331 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C000264331 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000256918 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%	[1]
C000256918 [Member] | Exxon Mobil Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000256918 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000256918 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000256918 [Member] | CME Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000256918 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000256918 [Member] | Omnicom Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[1]
C000256918 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000256918 [Member] | GS Finance Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%	[1]
C000256918 [Member] | Texas Instruments Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[1]
C000256918 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000256918 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000256918 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C000256918 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000256918 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000256918 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000256918 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000256918 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000256918 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000256918 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000256918 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000256918 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264333 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264333 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264333 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000264333 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.61%
C000264333 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000264333 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000264333 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000264333 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000264333 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000264333 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000264333 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000264333 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264333 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264333 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264333 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264333 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264333 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000264333 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264333 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264333 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264333 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264333 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264333 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264333 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264333 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000264333 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000264333 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264333 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000264333 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264333 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000264333 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264333 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264333 [Member] | MISSISSIPPI
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264333 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264333 [Member] | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264333 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264333 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264333 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264333 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264333 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264333 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000264333 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C000264333 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264330 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000264330 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000264330 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264330 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264330 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000264330 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264330 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000264330 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000264330 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264330 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264330 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000264330 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000264330 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000264330 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.40%)
C000264330 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.50%
C000264330 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000264330 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000264330 [Member] | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000264330 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000264330 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264330 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264330 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264330 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000264330 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264332 [Member] | Net Other Assets and Liabilities Country [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264332 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000264332 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000264332 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000264332 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000264332 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000264332 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000264332 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264332 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000264332 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000264332 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000264332 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000264332 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264332 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000264332 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000264332 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264332 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000264332 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264332 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264332 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264332 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000264332 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000264332 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264332 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000264332 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264332 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000264332 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000264332 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000264332 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000264332 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264332 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000264332 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000264332 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000264332 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264332 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000264332 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000264332 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000264332 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000264332 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000264329 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000264329 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000264329 [Member] | Asset Backed Securities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000264329 [Member] | Collateralized Loan Obligations Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264329 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000264329 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000264329 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000264329 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000264329 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000264329 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000264329 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000264329 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000264329 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000264329 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.80%)
C000264329 [Member] | Corporate Bonds And Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000264329 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C000264329 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000264329 [Member] | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000264329 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000264329 [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000264329 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000264329 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000264329 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000264329 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .1%.